INCOME TAXES (Detail Textuals) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%	35.00%	35.00%
Income tax receivable	$ 1.5	$ 6.6	$ 1.5	$ 6.6
U.S. Tax on Foreign Earnings, Amount			8.6
Non-deductible Transactions Costs, Amount			8.9
Lower Foreign Earnings Tax, Amount			8.7
Salt Depletion Benefit, Amount			2.6
Return to Provision Adjustment				1.2
Benefit from expiration of statute of limitation				0.7	$ 11.4
Increases in Valuation Allowances on State Tax Credit Balances				(0.8)	8.3
Remeasurement of Deferred Taxes				0.6
Benefit from Section 41 Research Credit					1.9
Expense due to changes in Tax Contingency, Amount					1.8
Expense associated with increase in valuation allowance on state tax credits					1.3
Deferred Tax Assets, Operating Loss Carryforwards			40.1	3.3
Deferred state tax benefits relating to net operating losses			9.3
State tax credit carryforward			13.6
Capital loss carry-forward			12.3
Deferred Tax Assets, Capital Loss Carryforwards			4.7	4.8
Unrecognized tax benefits [Abstract]
Unrecognized Tax Benefits	33.5	36.1	35.1	36.1	34.5
Impact on the effective tax rate, if recognized	31.9	$ 35.0	33.5	35.0
Expense recorded due to changes in tax contingencies from discontinued operations				2.2
Interest and penalties accrued			3.4	3.2
Interest and penalties (benefit) expense			0.2	$ 0.4	$ (0.5)
Reasonable possibility that unrecognized tax benefits will decrease over next twelve months	$ 9.5		9.4
United States
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward (NOL)			75.9
Deferred Tax Assets, Operating Loss Carryforwards			26.6
Operating loss carryforward limitation on use			2.5
Operating loss carryforward annual limitation on use			0.5
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward (NOL)			23.1
Deferred Tax Assets, Operating Loss Carryforwards			4.2
Operating Loss Carryforwards Subject to Expiration			8.2
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration			1.7
Operating Loss Carryforwards Not Subject to Expiration			14.9
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration			$ 2.5